Segment Reporting - Schedule of Significant Financial Information Reportable Segment (Details) - Reportable segment [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 23,896,448	$ 19,657,905	$ 50,782,073	$ 54,596,333	$ 73,244,083	$ 109,691,001
Direct labor	2,218,124	2,787,617	5,692,497	7,666,087	9,857,796	13,488,173
Materials	7,230,607	7,389,256	13,678,280	20,614,402	23,730,300	40,830,481
Other					4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):					38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold					827,848	444,663
Gross Profit	13,707,389	9,587,229	28,085,826	23,176,906	34,394,716	49,809,664
Depreciation and amortization	114,054	216,550	7,757,213	798,802	4,008,690	1,397,211
Commissions expense	5,965,767	4,893,360	12,735,435	12,663,350	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,622,618	309,165	4,619,082	3,515,025	3,759,223	1,644,883
General and administrative	5,985,459	7,151,005	21,319,509	15,893,998	21,628,724	12,949,067
Other expense, net	(165,308)	(137,508)	(300,999)	(188,329)	(233,151)	183,401
Change in fair value of warrant liabilities	(124,200)	(138,000)	(691,380)	(828,000)	(69,000)
Interest expense	129,719	209,227	130,007	294,257	333,539	110,857
Net (loss) income before taxes	(1,820,720)	(2,916,570)	(17,483,041)	(8,972,197)	(10,861,159)	4,845,069
Income tax benefit	(48,752)	44,146	(385,258)	235,352	988,802
Net (loss) income	$ (1,869,472)	$ (2,872,424)	$ (17,868,299)	$ (8,736,845)	$ (9,872,357)	$ 4,845,069